Document and Entity Information	3 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	CHINA CORD BLOOD CORPORATION
Entity Central Index Key	0001467808
Trading Symbol	CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1